Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss). This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported within the consolidated and combined financial statements.

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Three Months Ended March 31, 2017
U.S.	$232.9	$(2.5)	$230.4	$37.0	$740.2	$8.8	$3.9
International	37.3	(0.4)	36.9	0.2	94.6	1.4	0.4

Total operating segments	270.2	(2.9)	267.3	37.2	834.8	10.2	4.3
Corporate	—	—	—	(10.0)	189.8	—	—

Total operations	$270.2	$(2.9)	$267.3	$27.2	$1,024.6	$10.2	$4.3

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Three Months Ended March 31, 2016
U.S.	$209.6	$(1.5)	$208.1	$22.0	$713.0	$8.3	$5.6
International	32.7	(0.7)	32.0	3.0	92.7	1.1	0.3

Total operating segments	242.3	(2.2)	240.1	25.0	805.7	9.4	5.9
Corporate	—	—	—	(2.5)	69.9	0.1	2.6

Total operations	$242.3	$(2.2)	$240.1	$22.5	$875.6	$9.5	$8.5

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss). This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported within the consolidated and combined financial statements.

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2016
U.S.	$852.6	$(7.4)	$845.2	$118.4	$672.2	$34.5	$20.5
International	142.9	(4.6)	138.3	9.6	93.7	4.6	2.6

Total operating segments	995.5	(12.0)	983.5	128.0	765.9	39.1	23.1
Corporate	—	—	—	(22.0)	213.0	4.2	3.1

Total operations	$995.5	$(12.0)	$983.5	$106.0	$978.9	$43.3	$26.2

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Assets of Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2015
U.S.	$912.0	$(11.2)	$900.8	$160.3	$664.0	$37.0	$25.9
International	151.1	(2.4)	148.7	15.3	86.8	4.4	1.2

Total operating segments	1,063.1	(13.6)	1,049.5	175.6	750.8	41.4	27.1
Corporate	—	—	—	(2.9)	66.8	0.3	—

Total operations	$1,063.1	$(13.6)	$1,049.5	$172.7	$817.6	$41.7	$27.1

	Total Sales	Intersegment Sales	Net Sales	Income (Loss) from Operations	Depreciation and Amortization	Capital Expenditures
Year ended December 31, 2014
U.S.	$926.0	$(9.7)	$916.3	$175.7	$35.4	$20.3
International	166.9	(3.1)	163.8	17.2	4.6	1.5

Total operating segments	1,092.9	(12.8)	1,080.1	192.9	40.0	21.8
Corporate	—	—	—	(102.1)	0.7	7.0

Total operations	$1,092.9	$(12.8)	$1,080.1	$90.8	$40.7	$28.8

Schedule of Corporate Assets

Corporate assets primarily consisted of the following items at December 31, 2016 and 2015:

	2016	2015
Receivable from RR Donnelley	$76.0	$—
Software, net	41.0	42.4
Deferred income tax assets, net of valuation allowances	34.2	10.4
Cash and cash equivalents	25.5	—